Annual Total Returns - Fidelity Michigan Municipal Income Fund [BarChart] - 12.31 Fidelity Michigan Municipal Funds Combo PRO-10 - Fidelity Michigan Municipal Income Fund - Fidelity Michigan Municipal Income Fund
Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	9.20%
Annual Return 2012	6.19%
Annual Return 2013	(2.75%)
Annual Return 2014	9.23%
Annual Return 2015	3.61%
Annual Return 2016	(0.16%)
Annual Return 2017	5.57%
Annual Return 2018	0.90%
Annual Return 2019	7.16%
Annual Return 2020	5.11%